Biological assets (Tables)	12 Months Ended
Dec. 31, 2019
Biological assets.
Schedule of biological assets

For the years ended December 31, 2019, 2018 and 2017, biological assets are as follows:

	Current	Non-current
	biological	biological
	assets	assets	Total
Balance as of January 1, 2019	$2,073,526	1,721,728	3,795,254
Increase due to purchases	510,403	701,764	1,212,167
Sales	—	(73,409)	(73,409)
Net increase due to births	267,773	2,378,419	2,646,192
Production cost	32,894,675	1,761,456	34,656,131
Depreciation	—	(2,262,245)	(2,262,245)
Transfers to inventories	(33,651,137)	(2,378,419)	(36,029,556)
Other	(52,003)	(30,383)	(82,386)
Balance as of December 31, 2019	$2,043,237	1,818,911	3,862,148

	Current	Non-current
	biological	biological
	assets	assets	Total
Balance as of January 1, 2018	$1,942,193	1,617,503	3,559,696
Increase due to purchases	334,710	629,902	964,612
Sales	—	(119,297)	(119,297)
Net increase due to births	274,286	2,292,178	2,566,464
Production cost	33,189,920	1,729,478	34,919,398
Depreciation	—	(2,136,224)	(2,136,224)
Transfers to inventories	(33,690,071)	(2,292,178)	(35,982,249)
Other	22,488	366	22,854
Balance as of December 31, 2018	$2,073,526	1,721,728	3,795,254

	Current	Non-current
	biological	biological
	assets	assets	Total
Balance as of January 1, 2017	$1,961,191	1,668,543	3,629,734
Increase due to purchases	291,361	599,273	890,634
Sales	—	(87,230)	(87,230)
Net increase due to births	277,621	2,112,110	2,389,731
Production cost	30,892,045	1,532,189	32,424,234
Depreciation	—	(2,058,461)	(2,058,461)
Transfers to inventories	(31,435,017)	(2,112,110)	(33,547,127)
Other	(45,008)	(36,811)	(81,819)
Balance as of December 31, 2017	$1,942,193	1,617,503	3,559,696